COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

As of December 31, 2018, the Group had capital commitments contracted for but not incurred mainly for the construction and acquisition of property and equipment for Studio City, City of Dreams and City of Dreams Manila totaling $83,819.

(b)	Operating Lease and Other Arrangements Commitments

Lessee Arrangements

The Group leased a portion of land for City of Dreams Manila, Mocha Clubs sites, office space, warehouses, staff quarters and various equipment under non-cancellable operating leases and right to use agreements that expire at various dates through July 2033. Certain lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Group and its lessor and in some cases contingent rental expenses stated as a percentage of turnover. During the years ended December 31, 2018, 2017 and 2016, the Group incurred rental and right to use expenses amounting to $44,374, $45,783 and $37,349, respectively, which consisted of minimum rental and right to use expenses of $28,454, $30,532 and $32,228 and contingent rental and right to use expenses of $15,920, $15,251 and $5,121, respectively.

As of December 31, 2018, future minimum lease payments under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2019	$24,523
2020	16,325
2021	14,757
2022	9,288
2023	5,365
Over 2023	33,211

$103,469

Lessor Arrangements

The Group entered into non-cancellable operating leases and right to use agreements mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila and Studio City with various retailers that expire at various dates through November 2026. Certain of the operating leases and right to use agreements include minimum base fees with escalated contingent fee clauses.

As of December 31, 2018, future minimum fees to be received under non-cancellable operating leases and right to use agreements were as follows:

Year ending December 31,
2019	$54,410
2020	47,133
2021	37,300
2022	35,482
2023	37,248
Over 2023	97,670

$309,243

The total future minimum fees do not include the escalated contingent fee clauses. During the years ended December 31, 2018, 2017 and 2016, the Group earned contingent fees of $12,654, $27,457 and $23,461, respectively.

(c)	Other Commitments

Gaming Subconcession

On September 8, 2006, the Macau government granted a gaming subconcession to Melco Resorts Macau to operate its gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Resorts Macau committed to pay the Macau government the following:

i)	A fixed annual premium of MOP30,000,000 (equivalent to $3,719).

ii)	A variable premium depending on the number and type of gaming tables and gaming machines that the Group operates. The variable premium is calculated as follows:

•	MOP300,000 (equivalent to $37) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kinds of games or to certain players;

•	MOP150,000 (equivalent to $19) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kinds of games or to certain players; and

•	MOP1,000 (equivalent to $0.1) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	A special gaming tax of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

iv)

A sum of 4% of the gross revenues of the gaming business operations to utilities designated by the Macau government (a portion of which must be used for promotion of tourism in Macau) on a monthly basis.

v)

Melco Resorts Macau must maintain a guarantee issued by a Macau bank in favor of the Macau government in a maximum amount of MOP300,000,000 (equivalent to $37,191) until the 180th day after the termination date of the gaming subconcession.

As a result of the bank guarantee issued by the bank to the Macau government as disclosed in Note 21(c)(v) above, a sum of 1.75% of the guarantee amount will be payable by Melco Resorts Macau quarterly to the bank.

Land Concession Contracts

The Company’s subsidiaries have entered into concession contracts for the land in Macau on which Altira Macau, City of Dreams and Studio City properties and development projects are located. The title to the land lease right is obtained once the related land concession contract is published in the Macau official gazette. The contracts have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The Company’s land holding subsidiaries are required to i) pay an upfront land premium, which is recognized as a land use right in the consolidated balance sheets and an annual government land use fee, which is recognized as general and administrative expense and may be adjusted every five years; and ii) place a guarantee deposit upon acceptance of the land lease terms, which is subject to adjustments from time to time in line with the amounts paid as annual land use fees. During the land concession term, amendments may be sought which have or may result in revisions to the development conditions, land premium and government land use fees.

Altira Macau

On December 18, 2013, the Macau government published in the Macau official gazette the final amendment for revision of the land concession contract for Taipa Land on which Altira Macau is located. According to the revised land amendment, the government land use fees were approximately $190 per annum. As of December 31, 2018, the Group’s total commitment for government land use fees for the Altira Macau site to be paid during the initial term of the land concession contract which expires in March 2031 was $2,245.

City of Dreams

On January 29, 2014, the Macau government published in the Macau official gazette the final amendment for revision of the land concession contract for Cotai Land on which City of Dreams is located. The amendment required an additional land premium of approximately $23,344, which was fully paid in January 2016. According to the revised land amendment, the government land use fees were approximately $1,180 per annum during the development period of an additional hotel at City of Dreams; and approximately $1,230 per annum after the completion of the development. In January 2018, the Macau government granted an extension of the development period under the land concession contract for Cotai Land to June 11, 2018. As of December 31, 2018, the Group’s total commitment for government land use fees for the City of Dreams site to be paid during the initial term of the land concession contract which expires in August 2033 was $17,896.

Studio City

On September 23, 2015, the Macau government published in the Macau official gazette the final amendment for revision of the land concession contract for Studio City Land on which Studio City is located. According to the revised land amendment, the government land use fees were approximately $490 per annum during the development period of Studio City; and approximately $1,100 per annum after the development period. In February 2018, the Macau government granted an extension of the development period under the land concession contract for Studio City Land to July 24, 2021. As of December 31, 2018, the Group’s total commitment for government land use fees for the Studio City site to be paid during the initial term of the land concession contract which expires in October 2026 was $8,226.

Regular License

Other commitments required by PAGCOR under the Regular License includes as follows:

•	To secure a surety bond in favor of PAGCOR in the amount of PHP100,000,000 (equivalent to $1,897) to ensure prompt and punctual remittances/payments of all license fees.

•

License fees must be remitted on a monthly basis, in lieu of all taxes with reference to the income component of the gross gaming revenues: (a) 15% high roller tables; (b) 25% non-high roller tables; (c) 25% slot machines and electronic gaming machines; and (d) 15% junket operations. The license fees are inclusive of the 5% franchise tax under the terms of the PAGCOR charter.

•

The Licensees are required to remit 2% of casino revenues generated from non-junket operation tables to a foundation devoted to the restoration of Philippine cultural heritage, as selected by the Licensees and approved by PAGCOR.

•

PAGCOR may collect a 5% fee on non-gaming revenue received from food and beverage, retail and entertainment outlets. All revenues from hotel operations should not be subject to the 5% fee except for rental income received from retail concessionaires.

•

Grounds for revocation of the Regular License, among others, are as follows: (a) failure to comply with material provisions of this license; (b) failure to remit license fees within 30 days from receipt of notice of default; (c) has become bankrupt or insolvent; and (d) if the debt-to-equity ratio is more than 70:30. As of December 31, 2018 and 2017, MPHIL Holdings Group, as one of the Licensee parties, has complied with the required debt-to-equity ratio under the definition as agreed with PAGCOR.

Cooperation Agreement

Under the terms of the Cooperation Agreement, the Licensees are jointly and severally liable to PAGCOR under the Regular License and each Licensee (indemnifying Licensee) must indemnify the other Licensees for any losses suffered or incurred by that Licensees arising out of, or in connection with, any breach by the indemnifying Licensee of the Regular License. Also, each of the Philippine Parties and MPHIL Holdings Group agree to indemnify the non-breaching party for any losses suffered or incurred as a result of a breach of any warranties.

(d)	Guarantees

Except as disclosed in Notes 11 and 21(c), the Group has made the following significant guarantees as of December 31, 2018:

•

Melco Resorts Macau has issued a promissory note (“Livrança”) of MOP550,000,000 (equivalent to $68,184) to a bank in respect of the bank guarantee issued to the Macau government under its gaming subconcession.

•	The Company has entered into two deeds of guarantee with third parties amounting to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

•

In October 2013, one of the Company’s subsidiaries entered into a trade credit facility agreement for HK$200,000,000 (equivalent to $25,538) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility which matured on August 31, 2017 was further extended to August 31, 2019, and is guaranteed by Studio City Company. As of December 31, 2018, approximately $638 of the Trade Credit Facility had been utilized.

•	Melco Resorts Leisure has issued a corporate guarantee of PHP100,000,000 (equivalent to $1,897) to a bank in respect of a surety bond issued to PAGCOR as disclosed in Note 21(c) under Regular License.

(e)	Litigation

As of December 31, 2018, the Group is a party to certain other legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcome of such proceedings have no material impacts on the Group’s consolidated financial statements as a whole.